DEBT	6 Months Ended
Jun. 30, 2017
DEBT
DEBT

8. DEBT

        In April 2017, the Group entered into a three-year bank loan contract, under which the Group can borrow up to US$40 million (equivalently RMB270,976) for the period ended September 30, 2017, and the Group had a RMB307,000 deposit pledged accordingly. The interest rate of this borrowing is based on the three-month Libor on draw-down date plus 1.4%. In the six-month period ended June 30, 2017, the Group had drawn down US$40 million (equivalently RMB270,976) under this contract and repaid nil. As of June 30, 2017, a portion of loan of US$0.02 million (equivalently RMB135) was recorded under "short-term debt" and the carrying amount of the remaining long term loan was US$39.98 million (equivalently RMB270,841). The weighted average interest rate for borrowings drawn under such credit facility was 2.57% for the six-month period ended June 30, 2017.

        In May 2017, the Group entered into an US$250 million (equivalently RMB1,693,600) term facility and US$250 million (equivalently RMB1,693,600) revolving credit facility agreement with several banks. The US$250 million (equivalently RMB1,693,600) revolving credit facility is available for 35 months after the date of the agreement. The interest rate on the loan is Libor plus 1.75%. There are some financial covenants including interest cover, leverage and tangible net worth related to this facility. In the six-month period ended June 30, 2017, the Group had drawn down US$500 million (equivalently RMB3,387,200) under this contract and repaid nil. As of June 30, 2017, the carrying amount of this long term loan was US$500 million (equivalently RMB3,387,200). The weighted average interest rate for the loan was 2.94% for the six-month period ended June 30, 2017. The Group is in compliance with all the financial covenants as of June 30, 2017.